ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

	As of
US$ MILLIONS	Dec. 31, 2023	Dec. 31, 2022
Current:
Accounts payable	$85	$44
Accrued & other liabilities	759	562
Deferred revenue(1)	255	175
Total current	$1,099	$781

Non-current:
Deferred revenue(1)	$264	$77
Provisions & other liabilities	61	42
Total non-current	$325	$119

(1)Deferred revenue relates primarily to cash contributions from third parties to build future natural gas and electricity connections at our company’s U.K. regulated distribution operation and advance customer payments for container leases at our global intermodal logistics operation. The deferred revenue is recorded on receipt of cash payments and recognized as revenue as services are rendered over the life of the connections arrangement. Of the deferred revenue outstanding at December 31, 2023, 49% is estimated to be realized during 2024, 28% during 2025, 8% during 2026, and 15% will be realized in more than 3 years.